UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Smith Barney Investment Funds Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: April 30

Date of reporting period: July 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT FUNDS INC.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

FORM N-Q

JULY 31, 2004

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited)	July 31, 2004

SHARES	SECURITY	VALUE
COMMON STOCK — 98.4%
CONSUMER DISCRETIONARY — 13.2%
Hotels, Restaurants and Leisure — 0.6%
73,630	McDonald’s Corp.	$2,024,825
Leisure Equipment and Products — 1.2%
135,590	Hasbro, Inc.	2,463,670
93,100	Mattel, Inc.	1,631,112
		4,094,782
Media — 9.1%
142,825	Cablevision Systems Corp. — NY Group, Class A Shares*	2,495,153
259,890	Comcast Corp., Special Class A Shares*	6,965,052
749,400	Liberty Media Corp., Series A Shares*	6,354,912
27,970	Liberty Media International, Inc., Series A Shares*	872,105
70,210	The News Corp. Ltd., Sponsored ADR	2,380,119
365,700	Time Warner Inc.*	6,088,905
276,000	The Walt Disney Co.	6,372,840
		31,529,086
Specialty Retail — 2.0%
312,040	Charming Shoppes, Inc.*	2,290,374
141,400	The Home Depot, Inc.	4,768,008
		7,058,382
Textiles and Apparel — 0.3%
60,000	Tommy Hilfiger Corp.*	840,000
	TOTAL CONSUMER DISCRETIONARY	45,547,075
CONSUMER STAPLES — 6.5%
Beverages — 3.7%
112,700	The Coca-Cola Co.	4,943,022
154,305	PepsiCo, Inc.	7,715,250
		12,658,272
Food and Drug Retailing — 0.4%
66,830	Safeway Inc.*	1,412,118
Food Products — 0.8%
45,470	Wm. Wrigley Jr. Co.	2,746,388
Personal Products — 1.6%
142,000	The Gillette Co.	5,535,160
	TOTAL CONSUMER STAPLES	22,351,938
ENERGY — 5.7%
Energy Equipment and Services — 2.0%
61,600	GlobalSantaFe Corp.	1,687,840
88,540	Grant Prideco, Inc.*	1,672,521
77,330	Weatherford International Ltd.*	3,617,497
		6,977,858

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Oil and Gas — 3.7%
29,000	Anadarko Petroleum Corp.	$1,733,910
46,420	BP PLC, Sponsored ADR	2,616,231
22,100	ConocoPhillips	1,740,817
107,650	Exxon Mobil Corp.	4,984,195
22,000	Murphy Oil Corp.	1,701,480
		12,776,633
	TOTAL ENERGY	19,754,491
FINANCIALS — 16.0%
Banks — 1.1%
87,800	The Bank of New York Co., Inc.	2,522,494
23,925	Wells Fargo & Co.	1,373,534
		3,896,028
Diversified Financials — 5.9%
68,170	American Express Co.	3,425,542
179,131	JPMorgan Chase & Co.	6,686,960
45,600	Lehman Brothers Holdings Inc.	3,196,560
35,000	MBNA Corp.	864,150
77,600	Merrill Lynch & Co., Inc.	3,858,272
57,210	State Street Corp.	2,449,160
		20,480,644
Insurance — 9.0%
46,100	Ambac Financial Group, Inc.	3,278,171
124,630	American International Group, Inc.	8,805,110
105	Berkshire Hathaway Inc., Class A Shares*	9,161,250
45,290	The Chubb Corp.	3,115,046
45,560	MBIA Inc.	2,459,329
52,070	MGIC Investment Corp.	3,696,970
11,150	The St. Paul Travelers Cos., Inc.	413,330
		30,929,206
	TOTAL FINANCIALS	55,305,878
HEALTHCARE — 22.1%
Biotechnology — 7.8%
6,945	Alkermes, Inc.*	74,937
115,400	Amgen Inc.*	6,563,952
84,750	Biogen Idec Inc.*	5,085,000
110,560	Chiron Corp.*	5,066,965
59,460	Genentech, Inc.*	2,894,513
108,640	Genzyme Corp.*	5,571,059
163,480	Millennium Pharmaceuticals, Inc.*	1,817,898
		27,074,324
Healthcare Providers and Services — 2.0%
61,630	McKesson Corp.	1,982,637
78,500	UnitedHealth Group Inc.	4,937,650
		6,920,287

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Pharmaceuticals — 12.3%
96,585	Abbott Laboratories	$3,800,620
68,595	Forest Laboratories, Inc.*	3,449,643
58,900	GlaxoSmithKline PLC, Sponsored ADR	2,411,955
138,200	Johnson & Johnson	7,638,314
196,200	Merck & Co. Inc.	8,897,670
290,630	Pfizer Inc.	9,288,535
123,570	Schering-Plough Corp.	2,404,672
134,390	Wyeth	4,757,406
		42,648,815
	TOTAL HEALTHCARE	76,643,426
INDUSTRIALS — 8.6%
Aerospace and Defense — 1.5%
47,535	L-3 Communications Holdings, Inc.	2,906,765
70,625	Raytheon Co.	2,369,469
		5,276,234
Airlines — 0.3%
62,100	Southwest Airlines Co.	898,587
Commercial Services and Supplies — 0.8%
111,410	Sabre Holdings Corp., Class A Shares	2,844,297
Construction and Engineering — 0.5%
39,000	Fluor Corp.	1,776,450
Electrical Equipment — 0.9%
52,320	Emerson Electric Co.	3,175,824
Industrial Conglomerates — 2.9%
121,500	General Electric Co.	4,039,875
66,250	Honeywell International Inc.	2,491,662
105,225	Tyco International Ltd.	3,261,975
		9,793,512
Machinery — 1.7%
46,525	Caterpillar Inc.	3,419,122
108,605	Pall Corp.	2,516,378
		5,935,500
	TOTAL INDUSTRIALS	29,700,404
INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 2.6%
183,100	Cisco Systems, Inc.*	3,819,466
183,100	Motorola, Inc.	2,916,783
188,965	Nokia Oyj, Sponsored ADR	2,195,773
		8,932,022
Computers and Peripherals — 2.4%
110,990	Dell Inc.+	3,936,815
15,225	Electronics for Imaging, Inc.*	305,566
19,880	International Business Machines Corp.	1,730,952
220,480	Maxtor Corp.*	1,031,846
54,700	SanDisk Corp.*	1,330,304
		8,335,483

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
Electronic Equipment and Instruments — 1.1%
60,000	Agilent Technologies, Inc.*	$1,428,600
450,000	Solectron Corp.*	2,475,000
		3,903,600
Internet Software and Services — 1.3%
143,300	IAC/InterActiveCorp.*	3,912,090
100,000	RealNetworks, Inc.*	564,000
		4,476,090
IT Consulting and Services — 1.0%
61,800	SunGard Data Systems Inc.*	1,440,558
188,125	Unisys Corp.*	1,926,400
		3,366,958
Office Electronics — 0.4%
134,630	IKON Office Solutions, Inc.	1,598,058
Semiconductor Equipment and Products — 6.7%
57,190	Cree, Inc.*	1,279,912
349,600	Intel Corp.	8,523,248
204,165	Micron Technology, Inc.*	2,762,352
334,432	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	2,381,156
387,900	Texas Instruments Inc.	8,273,907
		23,220,575
Software — 3.3%
72,785	Advent Software, Inc.*	1,154,370
65,000	Autodesk, Inc.	2,613,000
160,000	Micromuse Inc.*	720,000
240,200	Microsoft Corp.	6,836,092
		11,323,462
	TOTAL INFORMATION TECHNOLOGY	65,156,248
MATERIALS — 4.1%
Chemicals — 1.0%
112,000	Engelhard Corp.	3,292,800
Metals and Mining — 2.2%
100,210	Alcoa Inc.	3,209,726
141,940	Allegheny Technologies Inc.	2,845,897
36,880	Newmont Mining Corp.	1,492,534
		7,548,157
Paper and Forest Products — 0.9%
52,930	Weyerhaeuser Co.	3,281,660
	TOTAL MATERIALS	14,122,617
TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 2.2%
92,480	Nippon Telegraph and Telephone Corp., Sponsored ADR	2,276,858
102,480	SBC Communications Inc.	2,596,843
73,700	Verizon Communications Inc.	2,840,398
		7,714,099
Wireless Telecommunication Services — 0.7%
112,410	Vodafone Group PLC, Sponsored ADR	2,442,669
	TOTAL TELECOMMUNICATION SERVICES	10,156,768

See Notes to Schedule of Investments.

SMITH BARNEY MULTIPLE DISCIPLINE FUNDS

ALL CAP GROWTH AND VALUE FUND

Schedule of Investments (unaudited) (continued)	July 31, 2004

SHARES	SECURITY	VALUE
UTILITIES — 0.5%
Multi-Utilities — 0.5%
157,930	The Williams Cos., Inc.	$1,918,850
	TOTAL COMMON STOCK (Cost — $ 364,390,458)	340,657,695

RIGHTS	SECURITY	VALUE
RIGHTS — 0.0%
Media — 0.0%
5,594	Liberty Media International, Inc., Series A Shares* (Cost — $0)	33,620

FACE AMOUNT	SECURITY	VALUE
REPURCHASE AGREEMENT — 1.6%
$5,547,000	UBS Securities LLC dated 7/30/04, 1.350% due 8/2/04; Proceeds at maturity — $5,547,624; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.875% due 8/3/04 to 5/15/30; Market value — $5,657,971) (Cost — $5,547,000)	5,547,000
	TOTAL INVESTMENTS — 100.0% (Cost — $369,937,458**)	$346,238,315
*	Non-income producing security.
**	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviations used in the schedule:

ADR   — American Depositary Receipt.

See Notes to Schedule of Investments.

Notes to the Schedule of Investments (unaudited)

1.	Significant Accounting Policies

The Smith Barney Multiple Discipline Funds — All Cap Growth and Value Fund (“Fund”), (formerly known as Smith Barney Premier Selections All Cap Growth Fund), a separate investment fund of the Smith Barney Investment Funds Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with generally accepted accounting principles (“GAAP”): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; and (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value.

2.	Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Funds Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date	September 27, 2004

By	/s/ ANDREW B. SHOUP
Andrew B. Shoup Chief Administrative Officer

Date	September 27, 2004